JPMorgan Short Duration Core Plus ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 36.2%
Aerospace & Defense — 0.4%
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	41,000	41,030
6.00%, 2/15/2028 (a)	49,000	46,190
RTX Corp. 5.75%, 11/8/2026	850,000	861,350
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	29,000	31,357
TransDigm, Inc. 6.25%, 3/15/2026 (a)	95,000	94,345
		1,074,272
Automobile Components — 0.2%
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (a)	50,000	50,803
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	89,000	86,140
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	68,000	65,597
6.88%, 7/1/2028	44,000	40,488
Clarios Global LP
6.25%, 5/15/2026 (a)	32,000	31,824
6.75%, 5/15/2028 (a)	35,000	35,314
Dana, Inc.
5.38%, 11/15/2027	62,000	58,855
4.50%, 2/15/2032	23,000	18,859
Goodyear Tire & Rubber Co. (The) 5.25%, 4/30/2031	112,000	98,374
Icahn Enterprises LP 5.25%, 5/15/2027	80,000	72,400
		558,654
Automobiles — 0.1%
Ford Motor Co. 9.63%, 4/22/2030	36,000	41,237
Hyundai Capital America 1.80%, 10/15/2025 (a)	200,000	185,933
Volkswagen Group of America Finance LLC (Germany) 3.35%, 5/13/2025 (a)	200,000	192,956
		420,126
Banks — 16.7%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (b)	400,000	356,398
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	500,000	502,496
AIB Group plc (Ireland)
(3-MONTH SOFR + 1.87%), 4.26%, 4/10/2025 (a) (b)	645,000	639,443
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	750,000	764,460
ASB Bank Ltd. (New Zealand) 5.35%, 6/15/2026 (a)	1,000,000	996,609
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	800,000	796,653
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	150,000	138,161
Banco Santander SA (Spain)
2.75%, 5/28/2025	600,000	570,755
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200,000	177,416
5.59%, 8/8/2028	800,000	794,543
6.61%, 11/7/2028	200,000	207,122
Bank of America Corp.
(3-MONTH CME TERM SOFR + 0.90%), 2.02%, 2/13/2026 (b)	585,000	557,162
(SOFR + 1.33%), 3.38%, 4/2/2026 (b)	380,000	367,073
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	230,000	207,617

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	345,000	314,304
(SOFR + 2.04%), 4.95%, 7/22/2028 (b)	475,000	466,024
(SOFR + 1.99%), 6.20%, 11/10/2028 (b)	400,000	409,010
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	870,000	856,661
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	335,000	335,056
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	245,000	218,753
Bank of Montreal (Canada) 5.20%, 2/1/2028	585,000	582,698
Bank of Nova Scotia (The) (Canada)
5.35%, 12/7/2026	720,000	718,079
5.25%, 6/12/2028	500,000	496,961
Banque Federative du Credit Mutuel SA (France)
5.90%, 7/13/2026 (a)	500,000	503,145
4.75%, 7/13/2027 (a)	530,000	515,606
5.79%, 7/13/2028 (a)	750,000	757,623
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	820,000	735,194
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	795,000	751,653
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	500,000	494,949
BPCE SA (France)
5.15%, 7/21/2024 (a)	285,000	282,076
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	750,000	688,358
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	500,000	497,642
4.75%, 7/19/2027 (a)	500,000	482,220
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (b)	525,000	531,715
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	805,000	812,344
Canadian Imperial Bank of Commerce (Canada) 5.00%, 4/28/2028	505,000	495,952
Citigroup, Inc.
(SOFR + 0.67%), 0.98%, 5/1/2025 (b)	85,000	83,079
(SOFR + 0.69%), 2.01%, 1/25/2026 (b)	455,000	433,626
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	200,000	192,845
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	1,750,000	1,747,928
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	85,000	76,968
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (b)	370,000	352,067
Series VAR, (SOFR + 1.28%), 3.07%, 2/24/2028 (b)	500,000	463,522
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	535,000	500,363
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	500,000	496,446
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	765,000	718,210
5.59%, 7/5/2026 (a)	1,825,000	1,833,397
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (b)	805,000	773,592
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (b)	805,000	810,446
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	500,000	499,931
Federation des Caisses Desjardins du Quebec (Canada)
4.40%, 8/23/2025 (a)	200,000	195,498

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
5.70%, 3/14/2028 (a)	325,000	326,185
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.21%), 3.80%, 3/11/2025 (b)	250,000	248,344
(SOFR + 0.71%), 0.98%, 5/24/2025 (b)	350,000	340,996
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	569,000	512,657
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	855,000	856,551
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	385,000	348,363
(SOFR + 2.61%), 5.21%, 8/11/2028 (b)	420,000	412,569
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	500,000	465,108
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	200,000	181,682
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	200,000	198,434
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (b)	200,000	191,372
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	755,000	756,986
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (b)	258,000	251,044
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	512,000	460,855
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	400,000	362,702
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.24%), 2.84%, 7/16/2025 (b)	200,000	196,127
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.65%, 5/22/2026 (b)	470,000	447,762
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	500,000	490,178
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	1,100,000	1,096,334
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (b)	500,000	497,729
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (a)	500,000	447,659
Royal Bank of Canada (Canada) 5.20%, 8/1/2028	620,000	617,815
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	645,000	634,203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	655,000	602,138
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	365,000	347,134
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	570,000	515,871
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (b)	805,000	812,252
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	250,000	248,430
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (a) (b)	200,000	191,763
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (b)	310,000	300,164
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	470,000	471,579
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.88%, 7/13/2026	585,000	590,637
5.52%, 1/13/2028	775,000	778,774
Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.85%, 3/25/2024 (a)	200,000	196,948
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	750,000	744,542
Toronto-Dominion Bank (The) (Canada)
5.10%, 1/9/2026	575,000	573,864

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
5.53%, 7/17/2026	620,000	623,126
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (b)	150,000	143,232
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	285,000	267,207
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	945,000	921,859
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	975,000	973,436
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	210,000	216,326
		48,060,786
Biotechnology — 0.0% ^
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	39,000	15,356
Broadline Retail — 0.0% ^
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	72,000	67,445
Nordstrom, Inc. 4.38%, 4/1/2030	44,000	36,583
		104,028
Building Products — 0.1%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	64,000	54,900
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	55,000	54,863
Griffon Corp. 5.75%, 3/1/2028	80,000	75,611
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	44,000	40,584
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	49,000	46,371
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	64,000	60,148
Summit Materials LLC 5.25%, 1/15/2029 (a)	54,000	50,490
		382,967
Capital Markets — 4.3%
Bank of New York Mellon Corp. (The) (SOFR + 1.03%), 4.95%, 4/26/2027 (b)	380,000	375,742
Credit Suisse AG (Switzerland) 7.50%, 2/15/2028	270,000	289,360
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	500,000	458,229
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	350,000	356,991
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	495,000	504,313
Goldman Sachs Group, Inc. (The)
(SOFR + 0.73%), 1.76%, 1/24/2025 (b)	500,000	496,668
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	423,000	379,848
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	390,000	355,217
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	720,000	677,484
(SOFR + 1.73%), 4.48%, 8/23/2028 (b)	1,000,000	964,481
Macquarie Bank Ltd. (Australia) 5.21%, 6/15/2026 (a)	1,000,000	994,741
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (a)	490,000	491,447
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	140,000	123,884
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (b)	380,000	358,043
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	150,000	135,942
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	335,000	300,779
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	400,000	364,520
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	985,000	1,012,225

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	565,000	555,610
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	600,000	597,725
Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	200,000	187,227
State Street Corp. (SOFR + 1.48%), 5.68%, 11/21/2029 (b)	715,000	720,912
UBS Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	250,000	242,936
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (b)	405,000	405,829
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	297,000	295,678
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	410,000	397,540
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (b)	370,000	375,993
		12,419,364
Chemicals — 0.2%
Avient Corp. 5.75%, 5/15/2025 (a)	44,000	43,846
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (c)	200,000	163,685
Chemours Co. (The) 5.75%, 11/15/2028 (a)	80,000	72,414
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	62,000	55,096
NOVA Chemicals Corp. (Canada) 4.25%, 5/15/2029 (a)	67,000	52,897
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	108,000	92,086
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	11,000	9,185
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	64,000	60,948
		550,157
Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	67,000	58,007
Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	31,000	30,122
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	50,000	43,656
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	59,000	55,835
Brink's Co. (The) 4.63%, 10/15/2027 (a)	31,000	29,060
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	85,000	80,820
GFL Environmental, Inc. (Canada)
4.00%, 8/1/2028 (a)	40,000	35,688
4.75%, 6/15/2029 (a)	71,000	64,847
Madison IAQ LLC 4.13%, 6/30/2028 (a)	126,000	111,935
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	130,000	128,579
		638,549
Communications Equipment — 0.1%
CommScope, Inc.
6.00%, 3/1/2026 (a)	85,000	72,887
4.75%, 9/1/2029 (a)	95,000	59,613
		132,500
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	44,000	39,777
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	54,000	45,131
Pike Corp. 5.50%, 9/1/2028 (a)	35,000	31,878
Weekley Homes LLC 4.88%, 9/15/2028 (a)	59,000	54,057
		170,843

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — 1.8%
AerCap Ireland Capital DAC (Ireland)
4.88%, 1/16/2024	450,000	449,300
6.45%, 4/15/2027 (a)	195,000	197,596
5.75%, 6/6/2028	500,000	498,004
Ally Financial, Inc. 5.75%, 11/20/2025	65,000	63,791
American Express Co. (SOFR + 1.33%), 6.34%, 10/30/2026 (b)	910,000	922,405
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	450,000	447,018
5.50%, 1/15/2026 (a)	875,000	857,935
Capital One Financial Corp.
(SOFR + 0.69%), 1.34%, 12/6/2024 (b)	270,000	269,927
(SOFR + 2.06%), 4.93%, 5/10/2028 (b)	400,000	382,653
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	345,000	331,427
Ford Motor Credit Co. LLC 4.27%, 1/9/2027	425,000	399,136
OneMain Finance Corp.
7.13%, 3/15/2026	67,000	67,560
6.63%, 1/15/2028	23,000	22,353
5.38%, 11/15/2029	23,000	20,701
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	150,000	149,589
		5,079,395
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	216,000	207,512
3.50%, 3/15/2029 (a)	59,000	52,291
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	22,000	21,294
Rite Aid Corp. 8.00%, 11/15/2026 (a) (d)	85,000	64,175
		345,272
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	200,000	176,929
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	70,000	63,215
LABL, Inc. 6.75%, 7/15/2026 (a)	100,000	95,052
Mauser Packaging Solutions Holding Co. 7.88%, 8/15/2026 (a)	113,000	112,252
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	62,000	61,361
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	49,000	44,835
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (e)	200,000	192,196
		745,840
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.13%, 6/1/2029	41,000	39,155
Diversified Telecommunication Services — 0.4%
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	143,042
CCO Holdings LLC
5.00%, 2/1/2028 (a)	197,000	184,604
4.75%, 3/1/2030 (a)	257,000	224,916
4.50%, 8/15/2030 (a)	285,000	244,534
4.75%, 2/1/2032 (a)	13,000	10,920
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	77,000	72,340

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	77,000	71,353
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	41,000	20,090
4.00%, 2/15/2027 (a)	216,000	114,117
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	31,000	29,061
		1,114,977
Electric Utilities — 1.6%
Enel Finance America LLC (Italy) 7.10%, 10/14/2027 (a)	200,000	209,241
Enel Finance International NV (Italy) 4.63%, 6/15/2027 (a)	445,000	430,791
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (c)	200,000	149,951
Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (c)	200,000	198,937
Exelon Corp. 5.15%, 3/15/2028	305,000	304,581
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	535,000	492,686
ITC Holdings Corp. 3.65%, 6/15/2024	745,000	735,472
Metropolitan Edison Co. 5.20%, 4/1/2028 (a)	240,000	236,951
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	445,000	445,273
4.90%, 2/28/2028	600,000	591,448
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	46,000	39,369
5.25%, 6/15/2029 (a)	127,000	118,316
Pennsylvania Electric Co. 5.15%, 3/30/2026 (a)	225,000	222,636
PG&E Corp. 5.00%, 7/1/2028	85,000	80,857
Vistra Operations Co. LLC
3.55%, 7/15/2024 (a)	350,000	342,714
5.00%, 7/31/2027 (a)	90,000	85,652
4.38%, 5/1/2029 (a)	27,000	24,375
		4,709,250
Electrical Equipment — 0.0% ^
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	44,000	39,828
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	41,000	37,106
Energy Equipment & Services — 0.1%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	176,852	155,154
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	40,000	38,675
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	50,000	49,696
Transocean, Inc. 8.75%, 2/15/2030 (a)	33,250	33,958
USA Compression Partners LP 6.88%, 9/1/2027	75,000	74,034
		351,517
Entertainment — 0.4%
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	31,000	30,076
5.25%, 7/15/2028 (a) (f)	28,000	25,203
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a) (f)	120,000	112,800

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	103,000	102,315
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	975,000	919,983
		1,190,377
Financial Services — 1.0%
Block, Inc.
2.75%, 6/1/2026	15,000	13,833
3.50%, 6/1/2031	38,000	31,802
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (a)	145,000	142,708
3.85%, 6/15/2025 (a)	200,000	192,757
Fondo MIVIVIENDA SA (Peru) 4.63%, 4/12/2027 (a)	200,000	191,084
Global Payments, Inc.
1.20%, 3/1/2026	415,000	375,706
4.95%, 8/15/2027	335,000	328,344
National Rural Utilities Cooperative Finance Corp. 5.05%, 9/15/2028	615,000	616,734
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	72,000	69,480
Nationwide Building Society (United Kingdom) (SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	850,000	772,337
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	25,000	25,817
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	57,000	51,514
3.63%, 3/1/2029 (a)	44,000	38,647
4.00%, 10/15/2033 (a)	5,000	4,043
		2,854,806
Food Products — 0.3%
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	63,000	61,298
4.63%, 4/15/2030 (a)	31,000	27,695
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	200,000	183,222
4.90%, 4/21/2027 (a)	570,000	553,915
		826,130
Gas Utilities — 0.0% ^
AmeriGas Partners LP 5.88%, 8/20/2026	49,000	47,849
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	70,000	61,641
		109,490
Ground Transportation — 0.1%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	64,000	60,390
4.75%, 4/1/2028 (a)	31,000	28,091
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	44,000	37,428
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	108,000	95,187
RXO, Inc. 7.50%, 11/15/2027 (a)	50,000	51,331
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	40,000	40,733

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
XPO, Inc.
6.25%, 6/1/2028 (a)	20,000	19,759
7.13%, 6/1/2031 (a)	45,000	45,485
		378,404
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP
3.88%, 4/1/2029 (a)	90,000	79,879
5.25%, 10/1/2029 (a)	90,000	81,447
		161,326
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	41,000	39,280
AdaptHealth LLC 4.63%, 8/1/2029 (a)	54,000	42,646
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	98,000	94,351
5.63%, 3/15/2027 (a)	23,000	20,522
6.00%, 1/15/2029 (a)	67,000	56,448
4.75%, 2/15/2031 (a)	77,000	56,493
DaVita, Inc. 4.63%, 6/1/2030 (a)	103,000	87,057
Encompass Health Corp. 4.75%, 2/1/2030	81,000	73,604
HCA, Inc. 5.20%, 6/1/2028	520,000	512,570
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	45,000	38,531
Tenet Healthcare Corp.
5.13%, 11/1/2027	59,000	56,601
4.25%, 6/1/2029	393,000	352,206
		1,430,309
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	67,000	63,632
4.50%, 2/15/2029 (a)	60,000	54,119
		117,751
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	46,000	42,340
Boyd Gaming Corp. 4.75%, 12/1/2027	59,000	55,855
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	85,000	76,842
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	95,000	94,453
Carnival Corp.
9.88%, 8/1/2027 (a)	162,000	169,295
4.00%, 8/1/2028 (a)	100,000	90,586
Cedar Fair LP 5.25%, 7/15/2029	85,000	77,720
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (c)	200,000	188,500
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	72,000	67,767
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	49,000	41,198
MGM Resorts International 5.50%, 4/15/2027	78,000	75,567
Royal Caribbean Cruises Ltd.
11.63%, 8/15/2027 (a)	25,000	27,114
8.25%, 1/15/2029 (a)	75,000	78,187

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
9.25%, 1/15/2029 (a)	70,000	74,492
Sands China Ltd. (Macau) 5.38%, 8/8/2025 (e)	200,000	195,209
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	56,000	53,534
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	22,000	22,076
Station Casinos LLC 4.50%, 2/15/2028 (a)	89,000	80,496
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	49,000	48,410
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	105,000	94,565
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	28,000	26,025
4.63%, 1/31/2032	8,000	7,194
		1,687,425
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	54,000	52,230
Newell Brands, Inc. 6.38%, 9/15/2027	125,000	121,982
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	90,000	77,901
		252,113
Household Products — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/2030	59,000	50,546
4.13%, 4/30/2031 (a)	31,000	26,158
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	41,000	36,649
4.38%, 3/31/2029 (a)	44,000	37,949
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	90,000	83,043
		234,345
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp. 4.50%, 2/15/2028 (a)	85,000	80,220
Constellation Energy Generation LLC 5.60%, 3/1/2028	355,000	357,499
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (c)	155,000	148,541
		586,260
Industrial REITs — 0.2%
Prologis LP 4.88%, 6/15/2028	685,000	678,294
Insurance — 1.2%
Athene Global Funding
0.95%, 1/8/2024 (a)	259,000	257,659
0.91%, 8/19/2024 (a)	295,000	283,715
2.50%, 1/14/2025 (a)	308,000	294,670
Corebridge Global Funding 5.90%, 9/19/2028 (a)	645,000	652,284
Equitable Financial Life Global Funding 0.80%, 8/12/2024 (a)	230,000	221,945
Jackson National Life Global Funding
3.88%, 6/11/2025 (a)	150,000	144,523
5.50%, 1/9/2026 (a)	575,000	569,758
Met Tower Global Funding 5.40%, 6/20/2026 (a)	1,000,000	1,004,031
		3,428,585

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — 0.0% ^
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	49,000	42,693
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	52,000	50,290
		92,983
Leisure Products — 0.0% ^
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	59,000	55,902
Machinery — 0.0% ^
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	92,000	93,831
Terex Corp. 5.00%, 5/15/2029 (a)	41,000	37,594
		131,425
Media — 0.8%
Charter Communications Operating LLC 6.15%, 11/10/2026	700,000	708,814
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	131,000	121,254
7.75%, 4/15/2028 (a)	26,000	21,311
CSC Holdings LLC
5.25%, 6/1/2024	44,000	41,914
6.50%, 2/1/2029 (a)	200,000	169,156
Directv Financing LLC 5.88%, 8/15/2027 (a)	49,000	44,092
DISH DBS Corp.
5.88%, 11/15/2024	119,000	104,466
7.75%, 7/1/2026	76,000	45,363
5.25%, 12/1/2026 (a)	98,000	78,797
DISH Network Corp. 11.75%, 11/15/2027 (a)	49,000	48,639
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	41,000	36,002
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	90,000	64,161
iHeartCommunications, Inc.
8.38%, 5/1/2027 (f)	22,500	15,747
5.25%, 8/15/2027 (a)	100,000	76,636
News Corp. 3.88%, 5/15/2029 (a)	46,000	40,693
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	97,000	91,842
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	36,000	30,260
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	18,000	15,165
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	59,000	41,448
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	49,000	46,554
5.50%, 7/1/2029 (a)	190,000	176,540
Stagwell Global LLC 5.63%, 8/15/2029 (a)	67,000	58,709
TEGNA, Inc. 4.63%, 3/15/2028	50,000	45,472
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	26,000	25,622
4.50%, 5/1/2029 (a)	53,000	46,504
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	41,000	39,668
		2,234,829
Metals & Mining — 0.2%
ATI, Inc. 5.88%, 12/1/2027	108,000	104,370
Big River Steel LLC 6.63%, 1/31/2029 (a)	41,000	40,930

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Carpenter Technology Corp. 6.38%, 7/15/2028	67,000	65,822
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	62,000	62,084
5.88%, 6/1/2027	8,000	7,853
4.63%, 3/1/2029 (a)	13,000	11,683
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (c)	200,000	189,125
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	62,000	58,518
Novelis Corp. 4.75%, 1/30/2030 (a)	77,000	69,904
		610,289
Oil, Gas & Consumable Fuels — 1.8%
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	48,000	48,942
5.38%, 6/15/2029 (a)	26,000	24,348
Antero Resources Corp.
7.63%, 2/1/2029 (a)	27,000	27,651
5.38%, 3/1/2030 (a)	59,000	55,261
APA Infrastructure Ltd. (Australia) 4.20%, 3/23/2025 (a)	350,000	342,546
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	44,000	45,137
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	27,000	26,499
Buckeye Partners LP 4.13%, 12/1/2027	80,000	73,890
California Resources Corp. 7.13%, 2/1/2026 (a)	35,000	35,212
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	72,000	71,744
Chord Energy Corp. 6.38%, 6/1/2026 (a)	36,000	35,768
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	23,000	23,556
8.75%, 7/1/2031 (a)	20,000	20,699
CNX Resources Corp. 6.00%, 1/15/2029 (a)	54,000	51,494
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	98,000	90,225
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	70,000	72,338
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	85,000	76,310
Ecopetrol SA (Colombia)
5.38%, 6/26/2026	150,000	144,945
8.63%, 1/19/2029	50,000	51,648
Energian Israel Finance Ltd. (Israel) 4.88%, 3/30/2026 (c)	180,000	164,448
Energy Transfer LP
5.63%, 5/1/2027 (a)	49,000	48,145
5.55%, 2/15/2028	410,000	411,683
8.00%, 4/1/2029 (a)	16,000	16,573
EQM Midstream Partners LP
4.00%, 8/1/2024	10,000	9,790
5.50%, 7/15/2028	85,000	82,618
Genesis Energy LP 8.00%, 1/15/2027	46,000	46,042
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	475,000	444,765
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	185,000	169,275
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	76,436	77,382
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	72,000	67,668
KazMunayGas National Co. JSC (Kazakhstan) 5.38%, 4/24/2030 (c)	200,000	187,700

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	54,000	51,440
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (c)	50,000	48,250
6.50%, 6/30/2027 (c)	150,000	140,415
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	54,000	51,617
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	28,000	28,105
Northriver Midstream Finance LP (Canada) 5.63%, 2/15/2026 (a)	45,000	43,763
NuStar Logistics LP 5.63%, 4/28/2027	55,000	54,142
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (c)	200,000	154,000
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	200,000	191,780
4.50%, 1/23/2026	100,000	91,009
6.88%, 8/4/2026	180,000	169,137
6.49%, 1/23/2027	420,000	378,021
Range Resources Corp.
8.25%, 1/15/2029	54,000	55,961
4.75%, 2/15/2030 (a)	24,000	21,890
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	85,000	78,459
SM Energy Co.
6.75%, 9/15/2026	26,000	25,660
6.63%, 1/15/2027	54,000	53,124
Southwestern Energy Co.
8.38%, 9/15/2028	31,000	32,061
5.38%, 3/15/2030	45,000	42,667
Sunoco LP 5.88%, 3/15/2028	54,000	52,885
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	44,000	42,317
6.00%, 12/31/2030 (a)	32,000	28,894
Venture Global LNG, Inc. 8.13%, 6/1/2028 (a)	145,000	143,763
Vital Energy, Inc. 9.50%, 1/15/2025	31,000	31,120
		5,054,782
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	163,333	160,795
5.75%, 4/20/2029 (a)	48,750	46,704
United Airlines, Inc.
4.38%, 4/15/2026 (a)	47,000	44,694
4.63%, 4/15/2029 (a)	50,000	44,635
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a) (f)	40,000	33,182
		330,010
Personal Care Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	108,000	102,870
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	54,000	51,317
		154,187
Pharmaceuticals — 0.2%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	88,000	77,448

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	59,000	51,404
4.88%, 6/1/2028 (a)	257,000	130,793
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (e) (f)	54,000	53,932
Organon & Co. 4.13%, 4/30/2028 (a)	200,000	177,594
		491,171
Real Estate Management & Development — 0.0% ^
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	67,000	53,716
Realogy Group LLC 5.75%, 1/15/2029 (a)	49,000	34,947
		88,663
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	54,000	54,246
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	90,000	86,936
Marvell Technology, Inc. 5.75%, 2/15/2029	670,000	676,157
Synaptics, Inc. 4.00%, 6/15/2029 (a)	35,000	30,286
		847,625
Software — 0.2%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	64,000	57,743
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	62,000	56,442
5.13%, 4/15/2029 (a)	48,000	43,961
Oracle Corp. 4.50%, 5/6/2028	395,000	385,691
RingCentral, Inc. 8.50%, 8/15/2030 (a)	35,000	34,867
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	70,000	67,743
		646,447
Specialized REITs — 0.0% ^
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	52,000	49,225
Specialty Retail — 0.3%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	59,000	54,280
Bath & Body Works, Inc.
5.25%, 2/1/2028	41,000	39,393
7.50%, 6/15/2029 (f)	76,000	78,035
6.75%, 7/1/2036	23,000	21,389
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	85,000	69,977
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	49,000	44,158
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	31,000	28,813
4.38%, 1/15/2031 (a)	31,000	26,715
Penske Automotive Group, Inc. 3.75%, 6/15/2029	64,000	55,506
PetSmart, Inc. 4.75%, 2/15/2028 (a)	250,000	228,627
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	49,000	43,192
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	49,000	44,731
Staples, Inc. 7.50%, 4/15/2026 (a)	95,000	84,074
		818,890

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman
8.25%, 12/15/2029 (a)	18,000	19,117
8.50%, 7/15/2031 (a) (f)	6,000	6,412
9.63%, 12/1/2032 (a)	44,000	49,421
		74,950
Tobacco — 0.2%
BAT International Finance plc (United Kingdom) 4.45%, 3/16/2028	475,000	455,643
Trading Companies & Distributors — 0.2%
Air Lease Corp. 4.25%, 2/1/2024	150,000	149,455
Aviation Capital Group LLC 4.38%, 1/30/2024 (a)	200,000	199,237
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	54,000	52,436
Imola Merger Corp. 4.75%, 5/15/2029 (a)	36,000	32,709
United Rentals North America, Inc. 4.88%, 1/15/2028	64,000	61,555
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	68,000	69,145
		564,537
Wireless Telecommunication Services — 0.3%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	67,000	52,696
T-Mobile USA, Inc.
3.50%, 4/15/2025	150,000	145,889
3.38%, 4/15/2029	600,000	543,772
		742,357
Total Corporate Bonds (Cost $107,039,818)		104,369,472
Asset-Backed Securities — 21.0%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	144,559	130,979
ACHV ABS TRUST Series 2023-4CP, Class B, 7.24%, 11/25/2030 (a)	500,000	502,199
ACM Auto Trust Series 2023-1A, Class B, 7.26%, 1/22/2030 (a)	383,000	382,398
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	263,000	231,388
American Credit Acceptance Receivables Trust
Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	450,000	448,552
Series 2022-1, Class D, 2.46%, 3/13/2028 (a)	1,500,000	1,431,376
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	584,000	574,333
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	375,000	368,255
AMSR Trust
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	300,000	258,361
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	400,000	345,867
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500,000	1,352,079
Aqua Finance Trust Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	313,000	253,508
AREIT Trust Series 2021-CRE5, Class C, 7.69%, 11/17/2038 ‡ (a) (g)	336,000	318,406
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 6.75%, 4/22/2031 (a) (g)	178,288	177,667
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 6.65%, 7/20/2030 (a) (g)	265,481	264,961
BSPRT Issuer Ltd. (Cayman Islands) Series 2021-FL7, Class B, 7.49%, 12/15/2038 (a) (g)	475,000	464,721
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	203,149	192,699
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	474,666	434,897

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
CarNow Auto Receivables Trust
Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	47,939	47,759
Series 2021-2A, Class C, 1.69%, 3/15/2027 (a)	500,000	494,814
Series 2022-1A, Class D, 5.79%, 9/15/2027 (a)	397,000	350,758
Carvana Auto Receivables Trust Series 2019-3A, Class E, 4.60%, 7/15/2026 (a)	713,888	708,055
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	400,000	376,917
CPS Auto Receivables Trust
Series 2019-B, Class E, 5.00%, 3/17/2025 (a)	211,728	211,592
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	200,000	189,306
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	1,021,000	952,623
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	750,000	739,748
Series 2023-C, Class C, 6.27%, 10/15/2029 (a)	881,000	879,102
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	240,000	238,045
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	250,000	236,052
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	467,000	450,696
Crossroads Asset Trust Series 2021-A, Class C, 1.44%, 1/20/2026 (a)	69,661	69,161
Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028 (a)	100,926	97,945
DT Auto Owner Trust
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	250,000	237,336
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	250,000	230,044
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	300,000	295,001
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	307,000	303,335
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	1,606,000	1,607,629
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A, 6.16%, 2/25/2038 (a)	519,810	523,814
Series 2023-A, Class C, 7.30%, 2/25/2038 (a)	863,153	871,839
Equify ABS LLC Series 2023-1A, Class A, 7.20%, 9/15/2031 (a)	786,067	787,614
Exeter Automobile Receivables Trust
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	39,334	39,025
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	635,000	616,140
Series 2021-2A, Class D, 1.40%, 4/15/2027	210,000	196,086
Series 2022-5A, Class C, 6.51%, 12/15/2027	345,000	345,434
Series 2021-4A, Class D, 1.96%, 1/17/2028	480,000	447,158
Series 2023-3A, Class C, 6.21%, 6/15/2028	1,410,000	1,408,426
Series 2022-2A, Class D, 4.56%, 7/17/2028	800,000	767,089
Series 2022-5A, Class D, 7.40%, 2/15/2029	500,000	503,418
Series 2022-6A, Class D, 8.03%, 4/6/2029	500,000	512,984
Series 2023-5A, Class D, 7.13%, 2/15/2030	700,000	705,979
FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033 ‡ (a)	21,613	21,208
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	118,163	113,785
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	39,428	38,037
FirstKey Homes Trust
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	500,000	439,299
Series 2022-SFR2, Class D, 4.50%, 7/17/2039 (a)	615,000	557,556
Flagship Credit Auto Trust
Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	225,000	206,867
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	143,000	131,819

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-1, Class D, 3.64%, 3/15/2028 (a)	536,000	493,733
Series 2022-2, Class C, 5.30%, 4/17/2028 (a)	750,000	734,176
Series 2022-3, Class C, 4.99%, 7/17/2028 (a)	858,000	829,050
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	600,000	586,112
Series 2023-3, Class C, 6.01%, 7/16/2029 (a)	900,000	889,330
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	72,560	64,097
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	650,000	572,875
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	238,000	207,167
Galaxy CLO Ltd. (Cayman Islands) Series 2015-19A, Class A1RR, 6.61%, 7/24/2030 (a) (g)	219,976	219,325
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class C, 3.06%, 8/15/2025 (a)	39,351	39,142
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	200,000	184,703
Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	1,000,000	953,862
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	750,000	711,019
Series 2023-3A, Class C, 6.01%, 5/15/2029 (a)	900,000	897,806
GLS Auto Select Receivables Trust
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	757,000	756,395
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	722,000	717,145
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	66,681	61,797
Hilton Grand Vacations Trust Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	1,007,669	1,004,384
Home Partners of America Trust Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	459,933	378,433
LCM LP (Cayman Islands) Series 14A, Class AR, 6.72%, 7/20/2031 (a) (g)	350,068	348,472
LCM Ltd. (Cayman Islands) Series 26A, Class A1, 6.75%, 1/20/2031 (a) (g)	184,374	184,178
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	58,466	56,408
Lendingpoint Asset Securitization Trust Series 2022-A, Class C, 2.82%, 6/15/2029 (a)	300,000	295,055
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 (a)	239,880	238,246
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	69,512	67,517
Lendmark Funding Trust Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	950,000	834,503
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	25,433	25,162
LMREC LLC Series 2021-CRE4, Class A, 6.51%, 4/22/2037 (a) (g)	10,231	10,070
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	291,665	290,326
Mariner Finance Issuance Trust
Series 2023-AA, Class A, 6.70%, 10/22/2035 (a)	750,000	757,761
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	192,000	172,253
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	408,000	410,820
Mission Lane Credit Card Master Trust Series 2023-A, Class A, 7.23%, 7/17/2028 (a)	200,000	199,144
MVW LLC
Series 2023-2A, Class C, 7.06%, 11/20/2040 (a)	602,000	604,413
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	90,216	82,667
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (a)	38,720	35,253
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 6.65%, 7/20/2031 (a) (g)	354,000	352,435
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (a)	650,000	582,165
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	520,000	446,407
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (a)	111,360	109,969
NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	78,290	72,008
Octane Receivables Trust Series 2023-1A, Class D, 7.76%, 3/20/2030 (a)	500,000	505,183
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	94,977	90,294

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	87,911	85,077
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2021-2A, Class A1, 6.43%, 5/20/2029 (a) (g)	88,319	88,042
PFP Ltd. (Cayman Islands) Series 2021-7, Class C, 7.09%, 4/14/2038 (a) (g)	166,492	161,251
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (e)	1,082,514	1,015,242
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (e)	158,893	153,516
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (g)	381,864	363,152
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (e)	164,768	155,145
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (e)	116,141	114,029
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (e)	767,235	730,282
Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	200,000	176,175
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	350,000	301,505
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	562,000	518,156
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (g)	91,561	88,831
Series 2021-5, Class A1, 1.79%, 6/25/2026 (a) (e)	715,378	678,262
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (e)	212,251	201,296
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (e)	191,610	181,169
Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (e)	192,439	184,606
Reach ABS Trust Series 2023-1A, Class A, 7.05%, 2/18/2031 (a)	642,746	643,706
Republic Finance Issuance Trust Series 2021-A, Class A, 2.30%, 12/22/2031 (a)	500,000	470,307
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	300,000	284,641
Series 2022-4, Class C, 5.00%, 11/15/2029	1,250,000	1,222,730
Series 2023-6, Class C, 6.40%, 3/17/2031	928,000	928,017
SCF Equipment Leasing LLC Series 2021-1A, Class D, 1.93%, 9/20/2030 (a)	535,000	488,822
Sierra Timeshare Receivables Funding LLC Series 2023-2A, Class A, 5.80%, 4/20/2040 (a)	1,027,191	1,035,210
Skopos Auto Receivables Trust Series 2019-1A, Class D, 5.24%, 4/15/2025 (a)	86,477	86,404
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 6.76%, 1/20/2032 (a) (g)	400,000	398,636
Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 6.48%, 12/29/2029 (a) (g)	335,023	333,603
Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 6.77%, 7/23/2033 (a) (g)	250,000	249,506
Tricon Residential Trust
Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	240,000	213,760
Series 2023-SFR1, Class B, 5.10%, 7/17/2040 (a)	800,000	758,495
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	57,043	54,939
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	63,009	60,699
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	70,769	69,213
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (a)	59,622	58,226
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	123,257	121,046
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	201,460	197,074
Upstart Securitization Trust
Series 2021-2, Class B, 1.75%, 6/20/2031 (a)	111,250	110,335
Series 2021-4, Class B, 1.84%, 9/20/2031 (a)	231,000	223,668
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	225,000	216,952
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	293,006	291,308
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	2,479	2,470

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 (a)	574,000	473,998
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (a) (e)	103,259	100,139
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (e)	123,390	116,153
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 (a) (e)	162,406	153,148
Venture CLO Ltd. (Cayman Islands) Series 2018-32A, Class A2A, 6.73%, 7/18/2031 (a) (g)	148,959	148,353
Veros Auto Receivables Trust Series 2022-1, Class A, 3.47%, 12/15/2025 (a)	80,821	80,208
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 (a) (e)	214,717	199,909
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (e)	358,402	331,299
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (e)	105,125	98,957
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (e)	79,388	75,945
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (e)	106,703	100,548
Westlake Automobile Receivables Trust
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	250,000	240,392
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	1,000,000	939,652
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	500,000	496,837
Total Asset-Backed Securities (Cost $61,727,659)		60,424,442
U.S. Treasury Obligations — 17.8%
U.S. Treasury Notes
4.63%, 2/28/2025	32,500	32,331
3.88%, 3/31/2025	125,000	123,174
2.88%, 6/15/2025	5,820,000	5,646,537
3.00%, 7/15/2025	2,847,800	2,765,926
3.13%, 8/15/2025	195,000	189,599
3.50%, 9/15/2025	167,700	163,999
5.00%, 9/30/2025	135,000	135,496
4.25%, 10/15/2025	4,055,000	4,018,093
4.50%, 11/15/2025	5,285,000	5,263,117
4.00%, 12/15/2025	4,635,000	4,573,260
3.88%, 1/15/2026	2,475,000	2,436,521
4.00%, 2/15/2026	3,845,000	3,794,084
0.50%, 2/28/2026	15,000	13,697
4.63%, 3/15/2026	586,100	586,306
3.75%, 4/15/2026	425,000	417,114
0.75%, 5/31/2026	290,000	264,263
4.13%, 6/15/2026	1,480,000	1,465,373
4.38%, 8/15/2026	4,345,000	4,328,876
0.75%, 8/31/2026	1,180,000	1,066,886
4.63%, 9/15/2026	645,000	647,217
0.88%, 9/30/2026	65,000	58,894
4.63%, 10/15/2026	7,875,000	7,903,916
4.63%, 11/15/2026	410,000	411,762
4.00%, 2/29/2028	172,700	170,325
3.63%, 3/31/2028	3,040,000	2,953,787
3.63%, 5/31/2028	420,000	408,073

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.63%, 9/30/2028	440,000	445,775
4.88%, 10/31/2028	1,095,000	1,121,862
Total U.S. Treasury Obligations (Cost $51,618,975)		51,406,263
Mortgage-Backed Securities — 14.0%
FHLMC Pool # 841368 ARM, 4.85%, 9/1/2047 (g)	1,581,750	1,610,005
FHLMC Gold Pools, 30 Year Pool # G08878, 4.50%, 5/1/2049	244,626	233,410
FHLMC UMBS, 10 Year Pool # RD5034, 2.00%, 9/1/2030	400,920	366,145
FHLMC UMBS, 15 Year
Pool # ZS6689, 2.50%, 4/1/2028	137,418	131,102
Pool # SB0725, 4.00%, 8/1/2037	931,484	898,256
Pool # SB8184, 4.00%, 10/1/2037	701,543	674,308
Pool # SB8189, 4.00%, 11/1/2037	1,954,511	1,878,605
Pool # SB8222, 4.50%, 4/1/2038	1,331,567	1,298,292
Pool # SB8229, 4.50%, 5/1/2038	1,809,387	1,764,171
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	802,150	743,869
Pool # SD8231, 4.50%, 7/1/2052	825,389	773,361
Pool # SD8246, 5.00%, 9/1/2052	637,349	614,423
Pool # SD8343, 6.00%, 7/1/2053	7,110,242	7,131,368
FNMA Pool # BM4562 ARM, 6.26%, 5/1/2047 (g)	1,031,879	1,050,494
FNMA UMBS, 15 Year
Pool # FM1156, 2.50%, 4/1/2033	710,198	663,041
Pool # MA4361, 2.50%, 6/1/2036	343,003	308,948
Pool # CB1216, 2.50%, 7/1/2036	640,276	576,698
Pool # FS1563, 2.50%, 7/1/2036	480,247	432,554
Pool # FS1329, 2.00%, 2/1/2037	877,709	774,079
Pool # MA4640, 3.50%, 6/1/2037	645,730	608,656
Pool # MA4944, 4.50%, 3/1/2038	2,627,961	2,562,290
Pool # MA5041, 4.00%, 6/1/2038	235,677	226,525
FNMA UMBS, 20 Year
Pool # FM3933, 3.00%, 6/1/2037	1,480,560	1,349,400
Pool # FM3075, 3.50%, 11/1/2039	956,287	884,060
Pool # CA8310, 2.50%, 12/1/2040	246,070	211,446
Pool # MA4780, 4.50%, 10/1/2042	2,469,379	2,364,014
FNMA UMBS, 30 Year
Pool # FM2972, 4.00%, 12/1/2044	834,243	780,896
Pool # FS2237, 4.00%, 10/1/2046	1,961,860	1,840,638
Pool # BM1285, 4.50%, 5/1/2047	132,505	127,224
Pool # FS1847, 4.00%, 1/1/2049	245,252	227,787
Pool # FS1891, 4.00%, 1/1/2050	817,497	758,264
Pool # FS0085, 4.00%, 11/1/2050	878,766	814,977
Pool # MA4733, 4.50%, 9/1/2052	833,599	781,027
Pool # MA5039, 5.50%, 6/1/2053	3,018,723	2,974,871

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	702,256	664,765
Pool # MA8429, 5.50%, 11/20/2052	1,221,374	1,213,834
Total Mortgage-Backed Securities (Cost $41,327,028)		40,313,803
Commercial Mortgage-Backed Securities — 3.9%
Beast Mortgage Trust Series 2021-1818, Class B, 6.89%, 3/15/2036 (a) (g)	179,000	149,773
BX Commercial Mortgage Trust Series 2021-VOLT, Class D, 7.09%, 9/15/2036 (a) (g)	275,000	262,987
BX Trust
Series 2021-RISE, Class D, 7.19%, 11/15/2036 (a) (g)	330,132	322,052
Series 2022-LBA6, Class D, 7.32%, 1/15/2039 (a) (g)	525,000	510,507
Citigroup Commercial Mortgage Trust
Series 2021-PRM2, Class F, 9.19%, 10/15/2038 (a) (g)	275,000	262,577
Series 2015-GC27, Class B, 3.77%, 2/10/2048	200,000	187,727
Series 2015-GC27, Class C, 4.57%, 2/10/2048 (g)	440,000	401,027
Series 2015-GC29, Class C, 4.28%, 4/10/2048 (g)	400,000	366,342
Series 2015-GC31, Class C, 4.17%, 6/10/2048 (g)	250,000	192,410
Commercial Mortgage Trust
Series 2019-WCM, Class G, 8.14%, 10/15/2034 (a) (g)	385,000	381,792
Series 2014-UBS5, Class C, 4.75%, 9/10/2047 (g)	500,000	427,182
Series 2014-CR20, Class C, 4.60%, 11/10/2047 (g)	100,000	90,855
Series 2015-CR26, Class B, 4.61%, 10/10/2048 (g)	200,000	185,253
Series 2015-PC1, Class B, 4.42%, 7/10/2050 (g)	200,000	183,272
CSAIL Commercial Mortgage Trust Series 2015-C4, Class E, 3.71%, 11/15/2048 (g)	325,000	250,933
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.55%, 8/25/2027 (g)	3,527,766	47,664
Series K111, Class X3, IO, 3.29%, 4/25/2048 (g)	405,000	64,774
Series K110, Class X3, IO, 3.52%, 6/25/2048 (g)	380,000	63,674
Series K115, Class X3, IO, 3.06%, 9/25/2048 (g)	430,000	64,292
Series K125, Class X3, IO, 2.74%, 2/25/2049 (g)	460,000	65,617
FREMF Mortgage Trust
Series 2018-K732, Class C, 4.19%, 5/25/2025 (a) (g)	200,000	192,631
Series 2014-K41, Class C, 3.96%, 11/25/2047 (a) (g)	100,000	97,425
Series 2016-K57, Class C, 4.05%, 8/25/2049 (a) (g)	185,000	174,546
Series 2016-K58, Class C, 3.87%, 9/25/2049 (a) (g)	110,000	103,227
GS Mortgage Securities Trust
Series 2016-GS2, Class B, 3.76%, 5/10/2049 (g)	100,000	89,389
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (g)	250,000	108,490
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	150,000	138,668
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class C, 4.78%, 8/15/2048 (g)	150,000	112,550
Series 2016-C1, Class D1, 4.36%, 3/17/2049 (a) (g)	400,000	317,308
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.90%, 3/15/2050 (g)	800,000	598,611
Series 2017-JP5, Class D, 4.65%, 3/15/2050 (a) (g)	275,000	185,786
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.04%, 12/15/2046 (a) (g)	200,000	170,000
Life Mortgage Trust Series 2021-BMR, Class C, 6.54%, 3/15/2038 (a) (g)	191,679	184,693
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 7.04%, 4/15/2038 (a) (g)	230,623	226,283

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.22%, 2/15/2047 (a) (g)	175,023	157,616
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	220,000	180,426
Series 2015-C25, Class B, 4.67%, 10/15/2048 (g)	500,000	457,774
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	225,000	191,229
SMRT Series 2022-MINI, Class E, 8.02%, 1/15/2039 (a) (g)	350,000	327,167
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 7.09%, 11/15/2036 (a) (g)	400,000	389,081
Velocity Commercial Capital Loan Trust Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (g)	122,852	100,835
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class B, 4.22%, 12/15/2048 (g)	500,000	453,369
Series 2015-LC22, Class D, 4.70%, 9/15/2058 (g)	205,000	168,710
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class C, 4.13%, 3/15/2045 (g)	117,000	94,879
Series 2014-C25, Class B, 4.24%, 11/15/2047 (g)	160,000	150,066
Series 2014-C22, Class C, 3.90%, 9/15/2057 (g)	725,000	510,920
Series 2014-C22, Class AS, 4.07%, 9/15/2057 (g)	1,000,000	905,056
Total Commercial Mortgage-Backed Securities (Cost $12,758,708)		11,267,445
Collateralized Mortgage Obligations — 2.5%
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M2, 7.23%, 12/25/2041 (a) (g)	521,000	519,089
Series 2022-R02, Class 2M2, 8.33%, 1/25/2042 (a) (g)	225,000	227,392
FHLMC STACR REMIC Trust
Series 2022-DNA1, Class M1A, 6.33%, 1/25/2042 (a) (g)	638,059	634,757
Series 2020-HQA3, Class B1, 11.19%, 7/25/2050 (a) (g)	170,590	187,873
FHLMC Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class M2, 7.63%, 8/25/2033 (a) (g)	89,251	89,913
FHLMC, REMIC
Series 2673, Class PE, 5.50%, 9/15/2033	84,589	84,215
Series 4754, Class VG, 4.00%, 12/15/2036	625,000	605,073
Series 3878, Class PL, 4.50%, 11/15/2040	354,581	344,797
Series 4376, Class A, 4.00%, 7/15/2041	1,071,198	1,046,394
Series 4718, Class DA, 3.00%, 2/15/2047	242,102	216,400
Series 5021, Class MI, IO, 3.00%, 10/25/2050	419,430	65,037
FNMA, REMIC
Series 2012-136, Class DL, 3.50%, 12/25/2042	222,076	208,021
Series 2022-42, Class EA, 3.75%, 6/25/2052	2,157,553	2,014,449
Series 2022-43, Class P, 4.00%, 7/25/2052	511,287	479,420
GNMA Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	225,996	30,584
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 1.75%, 7/25/2061 (a) (e)	108,145	101,296
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 3.09%, 2/25/2026 (a) (g)	16,436	16,375
NYMT Loan Trust Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (e)	245,500	225,724
Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 (a) (g)	144,000	96,457
Total Collateralized Mortgage Obligations (Cost $7,540,694)		7,193,266
Foreign Government Securities — 0.8%
Dominican Republic Government Bond
6.00%, 7/19/2028 (c)	300,000	291,957
4.50%, 1/30/2030 (a)	150,000	131,925

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Federal Republic of Nigeria
7.63%, 11/21/2025 (c)	200,000	195,000
6.50%, 11/28/2027 (c)	200,000	177,000
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (c)	200,000	193,500
6.13%, 1/29/2026 (c)	200,000	196,000
Republic of Angola 8.25%, 5/9/2028 (c)	200,000	177,000
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (c)	400,000	384,200
5.75%, 12/31/2032 (c) (e)	56,694	52,262
Republic of Iraq 5.80%, 1/15/2028 (c)	140,625	129,199
Republic of Turkey 9.88%, 1/15/2028	200,000	214,750
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	200,000	205,375
Total Foreign Government Securities (Cost $2,436,690)		2,348,168
Municipal Bonds — 0.0% (h) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $107,615)	2,120,927	104,890
	SHARES
Short-Term Investments — 3.1%
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (i) (j) (Cost $7,819,831)	7,817,604	7,821,513
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (i) (j) (Cost $307,458)	307,458	307,458
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills, 5.41%, 2/15/2024 (k) (l) (Cost $719,901)	728,000	719,940
Total Short-Term Investments (Cost $8,847,190)		8,848,911
Total Investments — 99.3% (Cost $293,404,377)		286,276,660
Other Assets Less Liabilities — 0.7%		1,924,808
NET ASSETS — 100.0%		288,201,468

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2023.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
GNMA	Government National Mortgage Association
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Defaulted security.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(f)	The security or a portion of this security is on loan at November 30, 2023. The total value of securities on loan at November 30, 2023 is $295,757.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2023.
(k)	The rate shown is the effective yield as of November 30, 2023.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of November 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	135	03/28/2024	USD	27,611,719	52,463
U.S. Treasury 5 Year Note	374	03/28/2024	USD	39,991,703	147,962
					200,425
Short Contracts
U.S. Treasury 10 Year Note	(84)	03/19/2024	USD	(9,230,812)	(37,379)
U.S. Treasury 10 Year Ultra Note	(39)	03/19/2024	USD	(4,430,766)	(24,043)
U.S. Treasury Long Bond	(11)	03/19/2024	USD	(1,282,875)	(9,602)
					(71,024)
					129,401

Abbreviations
USD	United States Dollar

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD1,530,000	(13,777)	(60,177)	(73,954)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$59,166,906	$1,257,536	$60,424,442
Collateralized Mortgage Obligations	—	7,193,266	—	7,193,266
Commercial Mortgage-Backed Securities	—	11,267,445	—	11,267,445
Corporate Bonds	—	104,369,472	—	104,369,472
Foreign Government Securities	—	2,348,168	—	2,348,168
Mortgage-Backed Securities	—	40,313,803	—	40,313,803
Municipal Bonds	—	104,890	—	104,890
U.S. Treasury Obligations	—	51,406,263	—	51,406,263
Short-Term Investments
Investment Companies	7,821,513	—	—	7,821,513
Investment of Cash Collateral from Securities Loaned	307,458	—	—	307,458
U.S. Treasury Obligations	—	719,940	—	719,940
Total Short-Term Investments	8,128,971	719,940	—	8,848,911
Total Investments in Securities	$8,128,971	$276,890,153	$1,257,536	$286,276,660
Appreciation in Other Financial Instruments
Futures Contracts	$200,425	$—	$—	$200,425
Depreciation in Other Financial Instruments
Futures Contracts	(71,024)	—	—	(71,024)
Swaps	—	(60,177)	—	(60,177)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$129,401	$(60,177)	$—	$69,224
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2023
Investments in Securities:
Asset-Backed Securities	$1,755,429	$—	$20,420	$2,007	$499,998	$(467,643)	$—	$(552,675)	$1,257,536

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2023, which were valued using significant unobservable inputs (level 3) amounted to $20,420.
There were no significant transfers into or out of level 3 for the period ended November 30, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$—	$104,688,466	$96,867,522	$(1,113)	$1,682	$7,821,513	7,817,604	$314,902	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (a) (b)	805,328	9,072,965	9,570,835	—	—	307,458	307,458	—	—
Total	$805,328	$113,761,431	$106,438,357	$(1,113)	$1,682	$8,128,971		$314,902	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.